CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) $ in Thousands	Dec. 31, 2015 USD ($) variable_interest_entities	Dec. 31, 2014 USD ($)
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entities	26
Estimated residual values of leased property (un-guaranteed)	$ 195,238	$ 239,002
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entities	2
Carrying value of vessels	$ 44,300
Unearned lease income	9,000
Estimated residual values of leased property (un-guaranteed)	5,900
Outstanding loan balance	23,900
Outstanding loan balance, current portion	$ 4,800
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entities	24
Carrying value of vessels	$ 609,600
Outstanding loan balance	309,900
Outstanding loan balance, current portion	$ 30,000